Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,427,973	$ 3,137,623	$ 6,676,728	$ 6,121,474
Segment depreciation and amortization	(150,877)	(136,289)	(294,251)	(272,273)
Operating income	588,825	509,544	1,091,791	954,628
Income from equity method investees	3,858	8,880	9,355	16,462
Segment assets	21,744,410		21,744,410		19,532,850
thereof investment in equity method investees	603,616		603,616		692,025
Capital expenditures, acquisitions and investments	198,382	904,884	2,025,602	60,004
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,419,594	3,133,438	6,660,267	6,113,422
Inter - segment revenue	3,088	1,815	6,540	3,509
Segment revenue	3,422,682	3,135,253	6,666,807	6,116,931
Segment depreciation and amortization	(122,027)	(109,377)	(236,970)	(217,953)
Operating income	638,307	551,601	1,181,052	1,034,717
Income from equity method investees	8,400	8,880	11,449	16,462
Segment assets	19,484,012	16,957,094	19,484,012	16,957,094
thereof investment in equity method investees	606,330	344,986	606,330	344,986
Capital expenditures, acquisitions and investments	162,397	872,192	1,961,864	1,300,838
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,248,692	1,970,990	4,353,276	3,895,741
Inter - segment revenue	3,088	1,815	6,540	3,509
Segment revenue	2,251,780	1,972,805	4,359,816	3,899,250
Segment depreciation and amortization	(79,113)	(66,555)	(151,129)	(134,782)
Operating income	431,084	348,457	778,917	660,563
Income from equity method investees	8,338	8,849	11,320	16,367
Segment assets	13,788,169	11,415,424	13,788,169	11,415,424
thereof investment in equity method investees	246,161	339,230	246,161	339,230
Capital expenditures, acquisitions and investments	101,463	74,555	1,862,044	462,425
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,170,902	1,162,448	2,306,991	2,217,681
Segment revenue	1,170,902	1,162,448	2,306,991	2,217,681
Segment depreciation and amortization	(42,914)	(42,822)	(85,841)	(83,171)
Operating income	207,223	203,144	402,135	374,154
Income from equity method investees	62	31	129	95
Segment assets	5,695,843	5,541,670	5,695,843	5,541,670
thereof investment in equity method investees	360,169	5,756	360,169	5,756
Capital expenditures, acquisitions and investments	60,934	797,637	99,820	838,413
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,379	4,185	16,461	8,052
Inter - segment revenue	(3,088)	(1,815)	(6,540)	(3,509)
Segment revenue	5,291	2,370	9,921	4,543
Segment depreciation and amortization	(28,850)	(26,912)	(57,281)	(54,320)
Operating income	(49,482)	(42,057)	(89,261)	(80,089)
Income from equity method investees	(4,542)		(2,094)
Segment assets	2,260,398	2,095,540	2,260,398	2,095,540
thereof investment in equity method investees	(2,714)		(2,714)
Capital expenditures, acquisitions and investments	35,985	32,692	63,738
Exclusion of non-cash acquisitions				$ 2,125